Cover	Feb. 27, 2024
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Feb. 27, 2024
Entity File Number	001-37479
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	500 Union Street
Entity Address Address Line 2	Suite 810
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98101
City Area Code	206
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 29, 2024 (the “Original Form 8-K”) to report entry into a Securities Purchase Agreement. The sole purpose of this Form 8-K/A is to amend an inadvertent error in the amount of initial warrants issued to Lind Global Fund II, LP and to disclose the issuance of Placement Agent Shares to The Benchmark Company, LLC pursuant to a letter agreement dated February 8, 2024. Except as expressly set forth herein, this Amendment does not amend the Original Report in any way. This Amendment restates the Original Form 8-K in its entirety. No other changes have been made to the Original Form 8-K.